RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

14. RELATED PARTY BALANCES AND TRANSACTIONS

		As of December 31,
Name	Relationship with the Group	2019	2020
		US$	US$
Amounts due from related parties:
Xiaomi Corporation and its affiliates (1)	Principal shareholder of the Company	397,590	—
Alphalion Technology Holding Limited and its affiliates (“Alphalion Group”)(2)	Long-term available-for-sale investee	886,844	1,032,211
Fast Connection Limited(3)	Entity controlled by a principal shareholder of the Company	2,200,000	1,500,000
Ocean Joy and its subsidiary(4)	Equity method investee	—	1,044,738
Individual directors and executive officers(5)	Directors or officers of the Group	—	1,488,273
Subtotal		3,484,434	5,065,222

Receivables from brokers, dealers, and clearing organizations:
Interactive Brokers LLC (6)	Under common control with a principal shareholder of the Company	185,047,211	761,681,403
Ocean Joy and its subsidiary (7)	Equity method investee	—	2,637,529
Subtotal		185,047,211	764,318,932
(1)	The amount represents the Group’s prepaid marketing expense to Xiaomi Corporation and its affiliates, and all prepaid marketing expenses had been consumed in this current period.
(2)	The amount represents short-term, interest-free loans provided to Alphalion Group to facilitate it's daily operational cash flow needs as of December 31, 2019 and 2020.
(3)	The amount represents the Group's prepaid consulting fee to Fast Connection Limited as of December 31, 2019 and 2020.
(4)	The amounts of US$386,940 (HKD3,000,000) and US$657,798 (HKD5,100,000) represent short-term, interest-free loans provided to Ocean Joy and its subsidiary Ocean Joy Securities Limited, respectively, to facilitate their daily operational cash flow needs as of December 31, 2020. The aforementioned loans included an amount of US$192,615 (HKD1,500,000) transferred from prepayment for long-term investment as of December 31, 2019.
(5)	The Group provided brokerage services and margin loans to its individual directors and executive officers during its ordinary courses of business. The amounts represent receivables from directors and executive officers of the Group as of December 31, 2019 and 2020 respectively.
(6)	The amount represents the Group’s customer deposit, revenue receivables and securities lending transactions from the Company's trade execution partner and principal shareholder, Interactive Brokers.
(7)	The amount represents the Group’s customer deposit and revenue receivables deposited in Ocean Joy Securities Limited as the execution partner.

14. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

		As of December 31,
Name	Relationship with the Group	2019	2020
		US$	US$
Payables to brokers, dealers and clearing organizations-Related parties:
Interactive Brokers LLC (8)	Under common control with a principal shareholder of the Company	53,774,882	218,563,624
Ocean Joy and its subsidiary (9)	Equity method investee	—	10,496
		53,774,882	218,574,120
(8)	The amount represents the Group’s margin and cash collaterals received from securities borrowing transactions for the Company's trade execution partner and principal shareholder, Interactive Brokers.
(9)	The amount represents the Group’s service fee payables to Ocean Joy Holdings Limited and its subsidiary.

Transactions with related parties:

		For the years ended
		December 31,
Name	Relationship with the Group	2018	2019	2020
		US$	US$	US$
Xiaomi Corporation and its affiliates (10)	Principal shareholder of the Company	1,297,395	517,134	397,590
Alphalion Group (11)	Long-term available-for-sale investee	—	617,500	—
Fast Connection Limited (12)	Entity controlled by a principal shareholder of the Company	—	—	700,000
Ocean Joy and its subsidiary (13)	Equity method investee	—	—	16,173
Ocean Joy and its subsidiary (14)	Equity method investee	—	—	51,446
Interactive Brokers LLC (15)	Under common control with a principal shareholder of the Company	19,664,763	38,089,982	62,704,986
Interactive Brokers LLC (16)	Under common control with a principal shareholder of the Company	210,535	2,102,385	7,099,254
Guangzhou 88 (17)	Entity controlled by management of the Company’s subsidiary	—	755,524	—
Individual directors and executive officers(18)	Directors or officers of the Group	—	—	79,949
(10)	The amounts represent the purchase of marketing services from Xiaomi Corporation and its affiliates for the years ended December 31, 2018, 2019 and 2020, respectively.
(11)	The amount represents the sale of a Group's subsidiary to Alphalion Group for a gain of US$617,500 in 2019 with a consideration for the sale of US$106,105.

14. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(12)	The amounts represent consulting fees paid to Fast Connection Limited for the year ended December 31, 2020.
(13)	The amounts represent the commissions earned from Ocean Joy Securities Limited for periods from June of 2020 to December 31, 2020.
(14)	The amounts represent the execution and clearing fees paid to Ocean Joy Securities Limited for periods from June of 2020 to December 31, 2020.
(15)	The amounts represent the commissions, financing service fees, interest income and other revenues earned from Interactive Brokers for periods from June of 2018, when Interactive Brokers became the Company's shareholder to December 31, 2018, for the years ended December 31, 2019 and 2020, respectively, netting off interest expense incurred from margin, security borrowing and lending business.
(16)	The amounts represent the execution and clearing fees paid to Interactive Brokers for periods from June of 2018, when Interactive Brokers became the Company's principal shareholder to December 31, 2018, and for the years ended December 31, 2019 and 2020, respectively.
(17)	The amounts represent the Company's impairment loss on equity investment in Guangzhou 88. The Company has converted its short-term, interest-free loans provided to Guangzhou 88 into equity interests and measured at long-term equity securities without readily determinable fair value. Guangzhou 88 was a software development company that principally engaged in providing investor events information. In the year of 2019, the equity investment was fully impaired due to the operating difficulties of Guangzhou 88 which subsequently dissolved in February 2020.
(18)	The amounts represent the commissions and interest income earned by providing brokerage services and margin loans to the individual directors and executive officers during its ordinary courses of business for the years ended December 31, 2018, 2019 and 2020, respectively.